Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
	2016	2015

Land	$773,186	$773,186
Buildings and improvements	6,752,503	6,697,278
Equipment	3,492,693	3,384,516
	11,018,382	10,854,980
Less accumulated depreciation	(6,519,729)	(6,126,823)

Net premises and equipment	$4,498,653	$4,728,157